UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Tactical Income
Central Fund

December 31, 2008

1.811341.104

TP1-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 30.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 7,645,000	$ 6,456,501
5.875% 3/15/11	12,095,000	10,546,852
		17,003,353
Automobiles - 0.1%
Ford Motor Co. 7.45% 7/16/31	12,780,000	3,578,400
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	1,230,000	902,278
Media - 2.2%
AOL Time Warner, Inc. 6.75% 4/15/11	10,224,000	9,982,448
Comcast Corp. 4.95% 6/15/16	8,729,000	7,868,574
COX Communications, Inc.:
6.45% 12/1/36 (a)	6,587,000	5,727,594
6.95% 6/1/38 (a)	3,263,000	2,951,459
7.125% 10/1/12	8,325,000	7,967,167
Liberty Media Corp.:
5.7% 5/15/13	2,980,000	1,953,619
8.25% 2/1/30	8,580,000	4,921,994
News America Holdings, Inc. 7.75% 12/1/45	1,935,000	1,888,262
News America, Inc.:
6.15% 3/1/37	2,880,000	2,687,121
6.2% 12/15/34	2,090,000	1,907,223
Time Warner Cable, Inc. 5.85% 5/1/17	15,068,000	13,765,417
Time Warner, Inc. 2.405% 11/13/09 (g)	1,890,000	1,819,172
Viacom, Inc.:
2.2713% 6/16/09 (g)	490,000	480,763
5.75% 4/30/11	7,510,000	6,820,492
6.125% 10/5/17	4,415,000	3,659,227
6.75% 10/5/37	2,840,000	2,189,027
		76,589,559
TOTAL CONSUMER DISCRETIONARY		98,073,590
CONSUMER STAPLES - 1.4%
Beverages - 0.1%
Diageo Capital PLC 5.2% 1/30/13	1,445,000	1,421,909
FBG Finance Ltd. 5.125% 6/15/15 (a)	3,715,000	3,062,211
		4,484,120
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
6.036% 12/10/28 (a)	$ 2,377,566	$ 1,446,107
6.302% 6/1/37 (g)	6,880,000	2,889,600
		4,335,707
Food Products - 0.5%
General Mills, Inc. 5.2% 3/17/15	4,890,000	4,779,564
Kraft Foods, Inc.:
6% 2/11/13	3,860,000	3,922,636
6.25% 6/1/12	2,845,000	2,942,410
6.875% 2/1/38	4,125,000	4,122,133
		15,766,743
Tobacco - 0.7%
Altria Group, Inc. 9.7% 11/10/18	4,681,000	5,059,365
Philip Morris International, Inc. 6.375% 5/16/38	5,870,000	6,105,182
Reynolds American, Inc.:
6.75% 6/15/17	6,865,000	5,449,341
7.25% 6/15/37	10,175,000	7,427,750
		24,041,638
TOTAL CONSUMER STAPLES		48,628,208
ENERGY - 3.7%
Energy Equipment & Services - 0.6%
BJ Services Co. 6% 6/1/18	6,710,000	5,746,847
DCP Midstream LLC 6.75% 9/15/37 (a)	3,320,000	2,505,644
Kinder Morgan, Inc. 6.5% 9/1/12	4,952,000	4,184,440
Transocean Ltd.:
6% 3/15/18	3,500,000	3,187,804
6.8% 3/15/38	1,845,000	1,645,642
Weatherford International Ltd. 6% 3/15/18	3,500,000	2,939,157
		20,209,534
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Finance Co. 6.75% 5/1/11	3,435,000	3,436,230
Anadarko Petroleum Corp.:
5.95% 9/15/16	3,030,000	2,676,426
6.45% 9/15/36	4,565,000	3,601,027
Canadian Natural Resources Ltd. 5.7% 5/15/17	7,000,000	6,104,896
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	5,220,000	5,186,237
Duke Capital LLC 6.25% 2/15/13	4,500,000	4,281,728
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services 7.875% 8/16/10	$ 3,555,000	$ 3,494,981
EnCana Corp. 4.75% 10/15/13	1,065,000	980,514
Kinder Morgan Energy Partners LP 6.75% 3/15/11	2,017,000	1,961,817
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	11,103,000	9,909,428
Nakilat, Inc. 6.067% 12/31/33 (a)	5,890,000	3,947,596
Nexen, Inc.:
5.875% 3/10/35	4,940,000	3,719,267
6.4% 5/15/37	3,510,000	2,746,512
Pemex Project Funding Master Trust 2.82% 12/3/12 (a)(g)	4,130,000	3,448,550
Petro-Canada:
6.05% 5/15/18	1,960,000	1,615,375
6.8% 5/15/38	4,895,000	3,693,933
Plains All American Pipeline LP:
6.125% 1/15/17	1,320,000	1,049,652
6.65% 1/15/37	4,105,000	2,824,527
Suncor Energy, Inc.:
6.1% 6/1/18	6,075,000	5,235,089
6.5% 6/15/38	1,165,000	880,979
6.85% 6/1/39	5,340,000	4,248,419
Talisman Energy, Inc. yankee 6.25% 2/1/38	5,365,000	3,895,484
TEPPCO Partners LP:
6.65% 4/15/18	5,410,000	4,380,309
7.55% 4/15/38	4,660,000	3,487,153
Texas Eastern Transmission LP 6% 9/15/17 (a)	10,030,000	9,081,162
Valero Energy Corp. 6.625% 6/15/37	2,595,000	1,908,630
XTO Energy, Inc.:
5.9% 8/1/12	2,970,000	2,896,219
6.25% 8/1/17	7,000,000	6,721,939
6.75% 8/1/37	2,415,000	2,261,802
		109,675,881
TOTAL ENERGY		129,885,415
FINANCIALS - 13.0%
Capital Markets - 2.9%
Bear Stearns Companies, Inc. 6.95% 8/10/12	10,655,000	11,065,995
Goldman Sachs Group, Inc.:
5.45% 11/1/12	2,240,000	2,136,754
5.95% 1/18/18	4,700,000	4,456,408
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.15% 4/1/18	$ 4,350,000	$ 4,180,180
Janus Capital Group, Inc.:
5.875% 9/15/11	14,828,000	10,851,901
6.25% 6/15/12	5,900,000	4,425,000
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,830,000	2,193,250
JPMorgan Chase Capital XX 6.55% 9/29/36	45,870,000	38,773,361
Lazard Group LLC:
6.85% 6/15/17	2,362,000	1,503,675
7.125% 5/15/15	8,210,000	5,213,884
Merrill Lynch & Co., Inc. 6.875% 4/25/18	4,544,000	4,753,142
Morgan Stanley 4.62% 1/9/14 (g)	18,765,000	12,993,730
		102,547,280
Commercial Banks - 2.6%
Bank of America NA 6% 10/15/36	3,915,000	4,156,877
BB&T Capital Trust IV 6.82% 6/12/77 (g)	1,009,000	631,133
Credit Suisse (Guernsey) Ltd. 5.86%	6,010,000	2,805,065
Credit Suisse First Boston 6% 2/15/18	8,680,000	7,971,061
DBS Bank Ltd. (Singapore) 2.3688% 5/16/17 (a)(g)	756,000	567,000
Export-Import Bank of Korea:
5.125% 2/14/11	11,295,000	10,906,565
5.25% 2/10/14 (a)	2,560,000	2,216,988
Fifth Third Bancorp:
4.5% 6/1/18	1,835,000	1,360,265
8.25% 3/1/38	1,166,000	963,331
HBOS PLC 6.75% 5/21/18 (a)	5,818,000	5,120,416
HSBC Holdings PLC:
4.4075% 10/6/16 (g)	737,000	624,982
6.5% 5/2/36	5,385,000	5,467,444
6.5% 9/15/37	1,710,000	1,736,650
KeyCorp Capital Trust VII 5.7% 6/15/35	13,632,000	6,816,000
Manufacturers & Traders Trust Co. 5.3825% 4/1/13 (a)(g)	496,000	390,848
PNC Funding Corp. 3.56% 1/31/12 (g)	1,881,000	1,528,491
Regions Bank 6.45% 6/26/37	1,300,000	937,915
Santander Issuances SA Unipersonal:
1.885% 6/20/16 (a)(g)	2,268,000	1,648,782
5.805% 6/20/16 (a)(g)	5,630,000	4,278,800
Sovereign Bank 4.9025% 8/1/13 (g)	1,063,000	653,745
Standard Chartered Bank 6.4% 9/26/17 (a)	10,620,000	9,264,888
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA 5.85% 2/1/37	$ 10,890,000	$ 10,631,264
Wells Fargo Bank NA 5.95% 8/26/36	7,963,000	8,725,059
		89,403,569
Consumer Finance - 0.8%
SLM Corp.:
2.1963% 3/15/11 (g)	555,000	428,749
3.695% 7/26/10 (g)	29,367,000	25,064,177
3.765% 10/25/11 (g)	1,810,000	1,387,126
3.835% 1/27/14 (g)	1,095,000	738,977
4.5% 7/26/10	1,140,000	989,368
5% 10/1/13	383,000	274,044
		28,882,441
Diversified Financial Services - 1.0%
BTM Curacao Holding NV 1.8975% 12/19/16 (a)(g)	1,229,000	946,876
Citigroup, Inc.:
5.3% 10/17/12	3,500,000	3,373,041
5.5% 4/11/13	6,124,000	5,962,841
6.125% 5/15/18	4,580,000	4,630,939
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	4,776,000	5,396,092
JPMorgan Chase & Co. 4.891% 9/1/15 (g)	6,010,000	6,038,788
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	2,045,000	1,815,946
Prime Property Funding, Inc. 5.5% 1/15/14 (a)	4,295,000	2,662,900
ZFS Finance USA Trust I 6.15% 12/15/65 (a)(g)	3,000,000	1,680,828
ZFS Finance USA Trust II 6.45% 12/15/65 (a)(g)	2,500,000	1,167,623
ZFS Finance USA Trust V 6.5% 5/9/67 (a)(g)	6,090,000	2,496,900
		36,172,774
Insurance - 1.3%
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	3,708,730
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (a)(g)	11,559,000	6,317,178
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (a)	7,190,000	5,812,648
10.75% 6/15/88 (a)(g)	4,025,000	2,213,750
Lincoln National Corp. 7% 5/17/66 (g)	1,430,000	600,600
Metropolitan Life Global Funding I 5.125% 11/9/11 (a)	3,535,000	3,384,625
Monumental Global Funding II 5.65% 7/14/11 (a)	3,425,000	3,489,859
New York Life Global Funding 4.65% 5/9/13 (a)	4,556,000	4,402,495
Pacific Life Global Funding 5.15% 4/15/13 (a)	4,915,000	4,617,928
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
QBE Insurance Group Ltd. 5.647% 7/1/23 (a)(g)	$ 9,370,000	$ 4,403,900
Symetra Financial Corp. 6.125% 4/1/16 (a)	3,545,000	2,918,687
The Chubb Corp. 6.5% 5/15/38	2,125,000	2,028,642
		43,899,042
Real Estate Investment Trusts - 3.5%
AMB Property LP:
5.9% 8/15/13	4,780,000	3,124,676
6.3% 6/1/13	4,580,000	3,114,400
AvalonBay Communities, Inc. 6.625% 9/15/11	2,025,000	1,655,840
Brandywine Operating Partnership LP:
5.625% 12/15/10	9,315,000	7,859,280
5.75% 4/1/12	2,319,000	1,321,830
Camden Property Trust 4.375% 1/15/10	5,005,000	4,483,094
Colonial Properties Trust:
4.75% 2/1/10	8,697,000	8,117,536
4.8% 4/1/11	1,390,000	1,209,300
5.5% 10/1/15	16,890,000	9,515,387
Developers Diversified Realty Corp.:
3.875% 1/30/09	1,865,000	1,822,954
4.625% 8/1/10	370,000	185,000
5% 5/3/10	3,280,000	1,771,200
5.25% 4/15/11	3,260,000	1,721,525
5.375% 10/15/12	1,825,000	912,500
Duke Realty LP:
5.4% 8/15/14	5,025,000	2,901,098
5.5% 3/1/16	3,680,000	1,863,931
5.625% 8/15/11	2,450,000	2,082,500
5.875% 8/15/12	565,000	350,300
5.95% 2/15/17	1,215,000	607,019
6.25% 5/15/13	2,430,000	1,385,100
6.5% 1/15/18	4,005,000	2,002,500
Equity One, Inc.:
6% 9/15/17	3,010,000	1,806,000
6.25% 1/15/17	2,250,000	1,401,883
Federal Realty Investment Trust:
5.4% 12/1/13	2,560,000	1,740,800
6% 7/15/12	1,635,000	1,193,550
6.2% 1/15/17	1,240,000	790,552
HRPT Properties Trust:
5.75% 11/1/15	1,115,000	593,289
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.65% 1/15/18	$ 2,745,000	$ 1,397,869
Liberty Property LP:
5.5% 12/15/16	3,150,000	1,984,500
6.625% 10/1/17	3,020,000	1,997,096
Mack-Cali Realty LP:
5.05% 4/15/10	4,605,000	4,060,786
7.75% 2/15/11	525,000	464,750
Reckson Operating Partnership LP:
5.15% 1/15/11	1,460,000	803,000
6% 3/31/16	1,240,000	620,000
Simon Property Group LP:
4.6% 6/15/10	2,865,000	2,553,600
4.875% 8/15/10	9,675,000	8,559,569
5.1% 6/15/15	5,540,000	3,656,400
5.375% 6/1/11	1,630,000	1,377,562
5.45% 3/15/13	22,350,000	16,091,531
5.75% 5/1/12	1,820,000	1,454,892
7.75% 1/20/11	1,100,000	999,032
Tanger Properties LP 6.15% 11/15/15	6,300,000	4,284,000
UDR, Inc. 5.5% 4/1/14	4,750,000	3,230,000
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,565,000	1,012,134
Washington (REIT) 5.95% 6/15/11	5,375,000	3,872,774
		123,952,539
Real Estate Management & Development - 0.4%
ERP Operating LP:
5.375% 8/1/16	1,125,000	792,790
5.5% 10/1/12	4,430,000	3,451,816
5.75% 6/15/17	5,375,000	3,710,094
6.625% 3/15/12	1,125,000	924,378
Post Apartment Homes LP 6.3% 6/1/13	4,385,000	3,531,490
		12,410,568
Thrifts & Mortgage Finance - 0.5%
Capmark Financial Group, Inc.:
3.0375% 5/10/10 (g)	254,000	129,663
6.3% 5/10/17	2,480,000	682,166
Credit Suisse First Boston New York Branch 5% 5/15/13	4,559,000	4,387,723
Independence Community Bank Corp.:
3.585% 6/20/13 (g)	1,349,000	920,693
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Independence Community Bank Corp.: - continued
3.75% 4/1/14 (g)	$ 2,870,000	$ 1,894,200
4.9% 9/23/10	8,645,000	7,753,381
		15,767,826
TOTAL FINANCIALS		453,036,039
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.1%
Bombardier, Inc. 7.45% 5/1/34 (a)	4,500,000	2,857,500
Airlines - 1.1%
American Airlines, Inc. 7.25% 2/5/09	567,000	562,748
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	101,993	99,953
6.978% 10/1/12	523,461	455,411
7.024% 4/15/11	2,545,000	2,392,300
7.858% 4/1/13	11,500,000	8,740,000
Continental Airlines, Inc.:
6.545% 8/2/20	1,303,787	1,043,030
6.648% 9/15/17	2,467,933	1,801,591
7.056% 3/15/11	2,000,000	1,920,000
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	6,371,588	4,045,958
7.57% 11/18/10	6,500,000	5,460,000
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	2,223,788	1,556,651
8.36% 7/20/20	9,550,638	7,067,472
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	3,834,378	2,377,315
6.071% 9/1/14	535,783	503,636
6.201% 3/1/10	230,962	214,795
6.602% 9/1/13	738,867	687,147
		38,928,007
Building Products - 0.0%
Masco Corp. 2.3988% 3/12/10 (g)	1,736,000	1,357,153
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	445,000	313,808
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (g)	$ 2,756,000	$ 1,736,280
TOTAL INDUSTRIALS		45,192,748
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	4,712,000	4,081,459
6.55% 10/1/17	3,985,000	3,349,002
7.125% 10/1/37	2,289,000	1,731,780
		9,162,241
Office Electronics - 0.1%
Xerox Corp. 6.4% 3/15/16	2,814,000	2,194,920
Semiconductors & Semiconductor Equipment - 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	4,470,000	3,398,742
6.375% 8/3/15	3,870,000	2,585,888
National Semiconductor Corp.:
2.2463% 6/15/10 (g)	2,015,000	1,708,003
6.15% 6/15/12	3,260,000	2,919,796
		10,612,429
TOTAL INFORMATION TECHNOLOGY		21,969,590
MATERIALS - 0.9%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	3,415,000	3,106,666
Metals & Mining - 0.7%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	2,620,000	2,665,609
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	3,770,000	3,630,548
Rio Tinto Finance Ltd.:
5.875% 7/15/13	5,550,000	4,420,647
6.5% 7/15/18	9,625,000	7,056,771
7.125% 7/15/28	8,500,000	6,000,703
		23,774,278
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	$ 4,000,000	$ 3,998,620
TOTAL MATERIALS		30,879,564
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.7%
AT&T, Inc. 6.8% 5/15/36	6,735,000	7,615,251
BellSouth Capital Funding Corp. 7.875% 2/15/30	6,897,000	7,901,203
Deutsche Telekom International Financial BV:
5.25% 7/22/13	3,305,000	3,195,228
5.875% 8/20/13	4,795,000	4,742,811
KT Corp. 5.875% 6/24/14 (a)	1,251,000	1,156,562
Sprint Capital Corp.:
6.875% 11/15/28	4,699,000	2,795,905
7.625% 1/30/11	3,420,000	2,855,700
Telecom Italia Capital SA:
5.25% 10/1/15	17,900,000	13,626,375
7.2% 7/18/36	1,155,000	889,350
Telefonica Emisiones SAU:
5.855% 2/4/13	1,456,000	1,415,303
6.221% 7/3/17	5,100,000	5,024,505
7.045% 6/20/36	2,670,000	2,914,388
Verizon Communications, Inc. 5.25% 4/15/13	3,605,000	3,618,789
		57,751,370
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. 6% 12/1/16	15,074,000	10,627,170
Vodafone Group PLC 5.625% 2/27/17	1,292,000	1,217,386
		11,844,556
TOTAL TELECOMMUNICATION SERVICES		69,595,926
UTILITIES - 4.3%
Electric Utilities - 2.3%
AmerenUE 6.4% 6/15/17	4,789,000	4,365,906
Baltimore Gas & Electric Co. 6.125% 7/1/13	3,815,000	3,529,852
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	5,314,191
Commonwealth Edison Co.:
5.4% 12/15/11	8,870,000	8,635,859
5.8% 3/15/18	5,380,000	4,862,487
EDP Finance BV 6% 2/2/18 (a)	11,483,000	9,532,567
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Exelon Corp. 4.9% 6/15/15	$ 14,900,000	$ 12,215,467
FirstEnergy Corp. 6.45% 11/15/11	1,185,000	1,120,128
Nevada Power Co. 6.5% 5/15/18	1,920,000	1,848,315
Ohio Power Co. 4.3875% 4/5/10 (g)	2,153,000	2,014,526
Oncor Electric Delivery Co. 6.375% 5/1/12	12,885,000	12,392,471
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	4,269,910
Pepco Holdings, Inc. 4% 5/15/10	3,180,000	3,057,627
PPL Capital Funding, Inc. 6.7% 3/30/67 (g)	14,182,000	6,240,080
		79,399,386
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (a)	2,735,000	2,167,373
Independent Power Producers & Energy Traders - 0.7%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,017,358
Exelon Generation Co. LLC 5.35% 1/15/14	11,750,000	10,060,350
PPL Energy Supply LLC:
6.2% 5/15/16	4,520,000	3,742,339
6.5% 5/1/18	5,340,000	4,334,334
PSEG Power LLC 7.75% 4/15/11	4,000,000	3,995,400
		24,149,781
Multi-Utilities - 1.3%
Dominion Resources, Inc.:
6.3% 9/30/66 (g)	11,838,000	5,682,240
7.5% 6/30/66 (g)	7,960,000	3,980,000
National Grid PLC 6.3% 8/1/16	12,875,000	11,218,683
NiSource Finance Corp.:
2.7231% 11/23/09 (g)	5,611,000	5,055,792
5.4% 7/15/14	1,450,000	992,174
5.45% 9/15/20	5,172,000	2,770,077
6.15% 3/1/13	3,565,000	2,746,979
6.4% 3/15/18	9,640,000	6,016,102
7.875% 11/15/10	1,705,000	1,560,228
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	9,090,000	4,499,550
		44,521,825
TOTAL UTILITIES		150,238,365
TOTAL NONCONVERTIBLE BONDS (Cost $1,301,511,379)		1,047,499,445
U.S. Government and Government Agency Obligations - 13.1%
	Principal Amount	Value
U.S. Government Agency Obligations - 4.7%
Fannie Mae:
3.625% 2/12/13	$ 25,630,000	$ 27,124,716
5% 2/13/17	15,000,000	17,015,625
5.375% 6/12/17	17,000,000	19,863,438
Freddie Mac:
4.125% 12/21/12	53,700,000	58,167,335
4.5% 7/15/13	7,000,000	7,615,678
5.125% 7/15/12	27,530,000	30,412,047
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A:
7.57% 8/1/13	4,205,000	4,223,674
7.63% 8/1/14	425,000	426,134
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		164,848,647
U.S. Treasury Inflation Protected Obligations - 5.7%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14	4,103,680	3,886,959
2.375% 1/15/17 (d)	138,668,062	137,974,800
2.375% 1/15/27	56,212,775	56,370,297
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		198,232,056
U.S. Treasury Obligations - 2.7%
U.S. Treasury Bonds 4.5% 5/15/38 (d)	48,000,000	65,512,512
U.S. Treasury Notes:
2.75% 10/31/13	17,000,000	18,073,125
4% 8/15/18	10,855,000	12,534,985
TOTAL U.S. TREASURY OBLIGATIONS		96,120,622
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $431,672,133)		459,201,325
U.S. Government Agency - Mortgage Securities - 36.0%

Fannie Mae - 27.4%
3.78% 6/1/34 (g)	1,414,757	1,397,624
3.915% 7/1/35 (g)	1,175,489	1,154,177
3.927% 5/1/34 (g)	3,107,346	3,075,083
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.95% 6/1/33 (g)	$ 177,837	$ 174,449
4% 6/1/18 to 9/1/19	34,918,953	35,441,715
4.171% 1/1/35 (g)	576,788	578,382
4.182% 1/1/34 (g)	870,148	876,542
4.212% 8/1/33 (g)	354,684	349,662
4.238% 1/1/35 (g)	275,603	271,747
4.239% 1/1/34 (g)	636,715	643,371
4.297% 5/1/33 (g)	58,849	59,385
4.303% 3/1/33 (g)	146,578	147,518
4.324% 7/1/35 (g)	869,489	881,529
4.331% 1/1/35 (g)	333,253	335,277
4.353% 9/1/33 (g)	1,970,753	1,948,628
4.387% 2/1/35 (g)	535,559	539,323
4.398% 2/1/34 (g)	463,515	464,707
4.42% 10/1/34 (g)	1,516,591	1,523,472
4.426% 5/1/35 (g)	200,288	203,396
4.431% 2/1/35 (g)	984,275	978,043
4.432% 8/1/34 (g)	730,003	732,735
4.432% 3/1/35 (g)	470,891	473,713
4.435% 6/1/35 (g)	1,222,324	1,244,535
4.446% 7/1/35 (g)	3,147,145	3,175,781
4.478% 3/1/35 (g)	1,036,243	1,036,599
4.487% 7/1/33 (g)	1,501,200	1,502,662
4.5% 4/1/23	27,054	27,707
4.5% 3/1/35 (g)	948,177	955,413
4.501% 2/1/35 (g)	3,779,960	3,787,240
4.537% 7/1/34 (g)	1,421,581	1,431,488
4.542% 3/1/35 (g)	1,555,947	1,545,661
4.546% 11/1/34 (g)	836,667	835,958
4.547% 5/1/35 (g)	668,951	669,459
4.548% 10/1/33 (g)	211,384	210,561
4.559% 2/1/35 (g)	3,128,218	3,154,326
4.58% 7/1/35 (g)	280,829	282,233
4.584% 2/1/35 (g)	786,819	792,392
4.64% 4/1/33 (g)	36,819	37,183
4.653% 11/1/34 (g)	964,050	969,236
4.684% 12/1/34 (g)	621,480	622,702
4.689% 9/1/34 (g)	7,595,924	7,659,943
4.701% 7/1/35 (g)	2,918,977	2,957,282
4.744% 12/1/34 (g)	245,898	246,382
4.762% 5/1/35 (g)	8,977,500	9,061,161
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.776% 4/1/35 (g)	$ 97,898	$ 99,574
4.781% 8/1/35 (g)	6,392,814	6,470,998
4.816% 9/1/35 (g)	6,273,452	6,374,586
4.845% 4/1/35 (g)	8,727,367	8,790,702
4.856% 10/1/34 (g)	3,621,030	3,623,644
4.857% 8/1/35 (g)	7,342,859	7,455,528
4.88% 2/1/36 (g)	5,689,550	5,746,957
4.987% 12/1/28 (g)	3,423,391	3,449,066
5% 2/1/18 to 10/1/38 (c)	168,234,909	172,168,208
5% 2/12/39 (b)	40,000,000	40,825,000
5.092% 9/1/34 (g)	281,249	281,832
5.151% 5/1/35 (g)	190,131	194,793
5.157% 6/1/35 (g)	1,001,074	1,001,089
5.161% 10/1/18 (g)	123,373	124,224
5.185% 3/1/35 (g)	161,536	162,587
5.192% 5/1/35 (g)	3,591,170	3,630,450
5.228% 5/1/36 (g)	1,316,533	1,324,528
5.238% 9/1/36 (g)	8,547,466	8,715,449
5.26% 8/1/36 (g)	3,896,241	3,879,215
5.27% 3/1/36 (g)	2,730,234	2,799,270
5.279% 3/1/35 (g)	169,099	167,566
5.31% 12/1/34 (g)	365,229	366,439
5.437% 4/1/36 (g)	1,162,993	1,166,788
5.445% 10/1/35 (g)	1,583,709	1,602,707
5.456% 2/1/36 (g)	6,568,203	6,674,483
5.5% 2/1/11 to 12/1/38	347,177,103	356,700,154
5.5% 2/1/39 (b)	11,000,000	11,247,035
5.5% 2/12/39 (b)	11,000,000	11,247,035
5.5% 2/12/39 (b)	22,000,000	22,494,069
5.5% 2/12/39 (b)	22,000,000	22,494,069
5.552% 2/1/36 (g)	6,743,875	6,845,391
5.56% 4/1/36 (g)	4,015,953	4,074,092
5.604% 7/1/37 (g)	1,242,302	1,270,328
5.656% 1/1/36 (g)	5,054,720	5,138,512
5.681% 3/1/36 (g)	5,158,052	5,253,110
5.779% 2/1/36 (g)	1,253,449	1,278,306
5.799% 1/1/36 (g)	1,341,556	1,376,770
5.892% 2/1/35 (g)	57,756	58,100
6% 8/1/11 to 10/1/38	55,665,964	57,658,125
6.027% 4/1/36 (g)	935,921	956,637
6.066% 1/1/35 (g)	206,780	209,748
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
6.127% 4/1/36 (g)	$ 2,853,907	$ 2,922,078
6.217% 2/1/35 (g)	160,730	162,997
6.243% 6/1/36 (g)	448,920	452,679
6.328% 4/1/36 (g)	966,197	990,352
6.5% 2/1/12 to 9/1/36 (c)	48,513,430	50,661,601
7% 3/1/09 to 2/1/33	8,253,746	8,646,595
7.5% 2/1/22 to 11/1/31	3,601,774	3,788,435
8% 6/1/29	1,617	1,714
11.5% 11/1/15	9,772	10,214
TOTAL FANNIE MAE		957,490,211
Freddie Mac - 3.6%
4% 7/1/18 to 9/1/20	6,707,408	6,796,745
4.243% 6/1/35 (g)	9,142,079	9,145,444
4.275% 6/1/35 (g)	430,710	438,480
4.316% 12/1/34 (g)	361,086	363,107
4.327% 3/1/35 (g)	603,029	605,981
4.362% 2/1/35 (g)	809,223	811,722
4.402% 8/1/35 (g)	8,704,186	8,675,010
4.407% 3/1/35 (g)	466,207	468,182
4.449% 2/1/34 (g)	274,528	270,351
4.455% 3/1/35 (g)	395,319	396,988
4.482% 3/1/35 (g)	1,081,826	1,084,128
4.527% 2/1/35 (g)	751,975	756,457
4.642% 5/1/35 (g)	2,770,529	2,799,500
4.771% 7/1/35 (g)	3,535,257	3,557,058
4.79% 2/1/36 (g)	6,060,811	6,106,388
5% 11/1/33	473,146	483,526
5.141% 4/1/35 (g)	2,083,148	2,104,592
5.364% 3/1/35 (g)	265,185	261,852
5.544% 1/1/36 (g)	1,119,070	1,121,012
5.707% 10/1/35 (g)	811,738	823,576
5.842% 1/1/35 (g)	172,545	170,315
5.86% 6/1/36 (g)	1,100,274	1,123,091
5.99% 7/1/37 (g)	5,466,899	5,604,102
6% 10/1/23 to 9/1/35	36,656,251	37,931,473
6.012% 6/1/36 (g)	1,017,724	1,039,690
6.043% 4/1/36 (g)	1,704,223	1,739,862
6.097% 6/1/36 (g)	1,027,191	1,051,549
6.241% 9/1/36 (g)	9,050,662	9,273,181
6.606% 1/1/37 (g)	6,446,032	6,638,710
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
6.671% 10/1/36 (g)	$ 5,277,283	$ 5,425,580
6.839% 10/1/36 (g)	7,714,570	7,955,650
7.5% 11/1/16 to 6/1/32	1,765,078	1,859,285
8% 7/1/25 to 10/1/27	64,411	68,310
8.5% 2/1/19 to 8/1/22	8,862	9,493
12% 11/1/19	9,586	10,692
TOTAL FREDDIE MAC		126,971,082
Government National Mortgage Association - 5.0%
3.75% 1/20/34 (g)	2,416,561	2,332,158
5.5% 11/20/33 to 12/20/38 (b)	105,888,354	109,176,572
5.5% 1/21/39 (b)	5,000,000	5,150,961
5.5% 1/21/39 (b)	15,000,000	15,428,907
5.5% 1/21/39 (b)	5,000,000	5,150,961
5.5% 1/21/39 (b)	5,000,000	5,150,961
5.5% 1/21/39 (b)	7,000,000	7,211,345
5.5% 1/21/39 (b)	8,000,000	8,241,537
6% 1/15/09 to 9/15/10	66,890	69,603
6.5% 1/15/09 to 12/15/32	6,919,968	7,258,895
7% 6/15/24 to 12/15/33	6,626,967	6,959,931
7.5% 3/15/22 to 8/15/28	1,909,902	2,010,968
8% 4/15/24 to 12/15/25	128,434	139,062
8.5% 8/15/29 to 11/15/31	297,406	329,498
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		174,611,359
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,219,249,201)		1,259,072,652
Asset-Backed Securities - 5.0%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.8213% 1/25/35 (g)	65,797	51,681
Series 2005-1 Class M1, 0.9413% 4/25/35 (g)	1,212,000	858,537
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1:
Class M1, 1.5963% 6/25/33 (g)	2,006	1,394
Class M2, 3.0963% 6/25/33 (g)	81,000	53,053
Series 2004-HE1 Class M1, 0.9713% 2/25/34 (g)	201,375	172,664
Series 2004-OP1 Class M1, 0.9913% 4/25/34 (g)	2,716,480	1,689,930
Series 2005-HE2 Class M2, 0.9213% 4/25/35 (g)	170,000	106,410
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2005-SD1 Class A1, 0.8713% 11/25/50 (g)	$ 22,409	$ 17,307
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.9875% 10/20/14 (g)	773,000	154,600
Series 2007-A4 Class A4, 0.5375% 4/22/13 (g)	2,835,000	2,182,950
Series 2007-B1 Class B, 0.7575% 12/22/14 (g)	1,637,000	818,500
Airspeed Ltd. Series 2007-1A Class C1, 3.695% 6/15/32 (a)(g)	5,093,540	2,037,416
ALG Student Loan Trust I Series 2006-1 Class A1, 3.5263% 10/28/18 (a)(g)	741,638	722,054
American Express Credit Account Master Trust Series 2004-C Class C, 1.695% 2/15/12 (a)(g)	161,311	134,871
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10	540,305	531,441
Ameriquest Mortgage Securities, Inc.:
Series 2003-10 Class M1, 1.1713% 12/25/33 (g)	111,038	72,140
Series 2004-R10 Class M1, 1.1713% 11/25/34 (g)	441,000	271,698
Series 2004-R11 Class M1, 1.1313% 11/25/34 (g)	419,000	274,026
Series 2004-R2:
Class M1, 0.9013% 4/25/34 (g)	167,000	110,280
Class M3, 1.0213% 4/25/34 (g)	111,362	57,560
Series 2005-R1 Class M1, 0.9213% 3/25/35 (g)	612,000	402,384
Series 2005-R10 Class A2B, 0.6913% 12/25/35 (g)	587,908	458,568
Series 2005-R2 Class M1, 0.9213% 4/25/35 (g)	1,342,000	880,469
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.8013% 6/25/32 (g)	117,333	87,046
Argent Securities, Inc.:
Series 2003-W7 Class A2, 1.785% 3/1/34 (g)	31,145	22,928
Series 2004-W11 Class M2, 1.1713% 11/25/34 (g)	365,000	201,560
Series 2004-W5 Class M1, 1.0713% 4/25/34 (g)	441,000	302,122
Series 2004-W7:
Class M1, 1.0213% 5/25/34 (g)	386,000	193,759
Class M2, 1.0713% 5/25/34 (g)	337,000	223,792
Series 2006-W4 Class A2C, 0.6313% 5/25/36 (g)	1,009,000	543,178
Asset Backed Funding Certificates Series 2005-HE1 Class M1, 0.8913% 12/25/34 (g)	931,874	537,416
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 2.545% 4/15/33 (g)	3,199,767	1,810,546
Series 2003-HE3 Class M1, 2.44% 6/15/33 (g)	161,101	91,694
Series 2003-HE6 Class M1, 1.1213% 11/25/33 (g)	349,000	209,867
Series 2004-HE2 Class M1, 1.0213% 4/25/34 (g)	5,055,000	3,007,693
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2004-HE3:
Class M1, 1.0113% 6/25/34 (g)	$ 154,000	$ 90,213
Class M2, 1.5913% 6/25/34 (g)	285,559	178,394
Series 2004-HE6 Class A2, 0.8313% 6/25/34 (g)	270,833	199,105
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 1.275% 3/15/12 (g)	2,232,000	1,840,726
Bayview Financial Acquisition Trust Series 2004-C Class A1, 1.1013% 5/28/44 (g)	220,000	148,307
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.1463% 2/28/44 (g)	426,646	290,587
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.9213% 9/25/35 (g)	73,887	66,510
Series 2005-FR1 Class M1, 0.9713% 6/25/35 (g)	629,000	465,426
Series 2005-HE2 Class M1, 0.9713% 2/25/35 (g)	991,650	599,510
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.4763% 12/26/24 (g)	1,493,217	1,325,305
Capital Auto Receivables Asset Trust Series 2005-1 Class B, 1.57% 6/15/10 (g)	621,000	606,931
Capital One Auto Finance Trust Series 2006-C Class A3B, 1.205% 7/15/11 (g)	323,568	303,295
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 1.485% 4/15/13 (a)(g)	1,890,000	1,151,340
Capital Trust Ltd. Series 2004-1 Class A2, 0.9575% 7/20/39 (a)(g)	280,000	75,600
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.7713% 7/25/36 (g)	742,000	26,942
Series 2007-RFC1 Class A3, 0.6113% 12/25/36 (g)	1,172,000	515,680
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.6875% 5/20/17 (a)(g)	189,273	136,466
Series 2005-1A Class A1, 4.67% 5/20/17 (a)	646,584	538,988
Chase Issuance Trust Series 2004-3 Class C, 1.665% 6/15/12 (g)	345,000	304,019
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	265,831	146,207
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.8813% 12/25/33 (a)(g)	258,815	215,464
Series 2007-AMC4 Class M1, 0.7413% 5/25/37 (g)	498,000	21,628
CNH Equipment Trust Series 2006-A Class A4, 5.27% 9/15/11	13,965,000	13,549,258
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 1.255% 7/15/12 (a)(g)	851,000	826,347
Class B, 1.475% 7/15/12 (a)(g)	851,000	779,243
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (a)	$ 1,168,845	$ 72,468
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 0.9013% 5/25/33 (g)	542,103	364,699
Series 2004-3:
Class 3A4, 0.7213% 8/25/34 (g)	129,038	98,653
Class M1, 0.9713% 6/25/34 (g)	430,000	280,830
Class M4, 1.4413% 4/25/34 (g)	103,878	49,031
Series 2004-4:
Class A, 0.8413% 8/25/34 (g)	28,593	17,643
Class M2, 1.0013% 6/25/34 (g)	382,121	256,210
Series 2005-1:
Class M1, 0.8913% 8/25/35 (g)	333,000	209,704
Class MV2, 0.9113% 7/25/35 (g)	919,000	660,384
Series 2005-3 Class MV1, 0.8913% 8/25/35 (g)	1,611,000	1,003,445
Series 2005-AB1 Class A2, 0.6813% 8/25/35 (g)	342,946	281,644
CPS Auto Receivables Trust:
Series 2004-D Class A2, 3.86% 12/15/11 (a)	114,702	102,532
Series 2006-A Class A4, 5.33% 11/15/12 (a)	1,918,401	1,628,542
Credit-Based Asset Servicing and Securitization Mortgage Loan Certificates Series 2006-SC1 Class A, 0.7413% 5/25/36 (a)(g)	716,321	368,905
Credit-Based Asset Servicing and Securitization Trust Series 2006-CB7 Class A2, 0.5313% 10/25/36 (g)	348,831	304,778
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (a)	4,725,000	1,323,000
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (a)	2,706,000	2,083,620
Class C, 5.074% 6/15/35 (a)	2,457,000	1,842,750
Discover Card Master Trust I:
Series 2006-1 Class B1, 1.345% 8/16/11 (g)	1,382,000	1,330,608
Series 2006-2 Class B1, 1.315% 1/17/12 (g)	1,890,000	1,623,132
Series 2007-1 Class B, 1.295% 8/15/12 (g)	1,890,000	1,406,791
DT Auto Owner Trust sequential payer Series 2007-A Class A2, 5.53% 8/15/10 (a)	224,330	222,087
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 3.5349% 5/28/35 (g)	25,289	14,153
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.6463% 8/25/34 (g)	189,000	99,984
Series 2006-3 Class 2A3, 0.6313% 11/25/36 (g)	2,926,000	1,126,510
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.2963% 3/25/34 (g)	15,896	9,691
Series 2006-FF12 Class A2, 0.5113% 9/25/36 (g)	408,152	372,343
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (a)	167,585	163,789
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust Series 2006-B Class D, 7.26% 2/15/13 (a)	$ 2,860,000	$ 1,430,000
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 1.645% 6/15/11 (g)	1,316,000	921,200
Series 2006-4 Class B, 1.745% 6/15/13 (g)	502,000	351,400
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 1.1463% 2/25/34 (g)	44,293	23,676
Class M2, 1.2213% 2/25/34 (g)	76,000	53,836
Series 2004-A Class M1, 1.2963% 1/25/34 (g)	799,747	558,435
Series 2005-A:
Class M1, 0.9013% 1/25/35 (g)	507,138	313,121
Class M2, 0.9313% 1/25/35 (g)	2,441,000	1,465,803
Class M3, 0.9613% 1/25/35 (g)	1,317,000	818,539
Class M4, 1.1513% 1/25/35 (g)	236,000	96,754
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 2.5375% 9/25/30 (a)(g)	1,531,000	1,042,152
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (a)	2,869,860	2,588,614
GE Business Loan Trust Series 2003-1 Class A, 1.625% 4/15/31 (a)(g)	235,081	145,750
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 1.305% 9/17/12 (g)	578,000	404,600
Class C, 1.435% 9/17/12 (g)	450,000	292,500
Series 2007-1 Class C, 1.465% 3/15/13 (g)	3,085,000	1,906,987
GSAMP Trust:
Series 2002-HE Class M1, 2.3825% 11/20/32 (g)	412,741	190,787
Series 2003-FM1 Class M1, 1.7375% 3/20/33 (g)	793,776	477,537
Series 2004-AR1 Class M1, 1.1213% 6/25/34 (g)	1,426,000	814,286
Series 2004-FM1 Class M1, 1.4463% 11/25/33 (g)	249,791	143,476
Series 2004-FM2 Class M1, 1.2213% 1/25/34 (g)	689,864	409,237
Series 2004-HE1 Class M1, 1.0213% 5/25/34 (g)	372,709	222,886
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.8113% 11/25/34 (g)	10,310	6,799
Series 2005-MTR1 Class A1, 0.6113% 10/25/35 (g)	290,926	270,061
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.5513% 5/25/30 (a)(g)	429,082	193,087
Series 2006-3:
Class B, 0.8713% 9/25/46 (a)(g)	402,000	64,320
Class C, 1.0213% 9/25/46 (a)(g)	992,000	119,040
Helios Finance L.P. Series 2007-S1 Class B1, 1.2057% 10/20/14 (a)(g)	2,290,000	1,172,952
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.3513% 2/25/33 (g)	$ 261	$ 165
Series 2003-2 Class M1, 1.7913% 8/25/33 (g)	1,197,136	760,064
Series 2003-3 Class M1, 1.7613% 8/25/33 (g)	670,232	428,873
Series 2003-4 Class M1, 1.6713% 10/25/33 (g)	314,807	209,264
Series 2003-5:
Class A2, 1.1713% 12/25/33 (g)	21,396	14,924
Class M1, 1.5213% 12/25/33 (g)	228,555	158,909
Series 2003-7 Class A2, 1.2313% 3/25/34 (g)	1,077	611
Series 2003-8 Class M1, 1.5513% 4/25/34 (g)	338,586	195,039
Series 2004-3 Class M2, 2.1713% 8/25/34 (g)	231,977	141,112
Series 2004-7 Class A3, 0.8613% 1/25/35 (g)	398	262
Series 2005-1 Class M1, 0.9013% 5/25/35 (g)	949,322	718,740
Series 2005-3 Class M1, 0.8813% 8/25/35 (g)	676,629	612,433
Series 2005-5 Class 2A2, 0.7213% 11/25/35 (g)	294,900	232,044
Series 2006-1 Class 2A3, 0.6963% 4/25/36 (g)	2,746,448	2,087,301
Household Home Equity Loan Trust Series 2004-1 Class M, 1.0275% 9/20/33 (g)	184,618	129,957
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 1.335% 6/15/12 (g)	1,462,000	1,231,188
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 1.9125% 1/20/35 (g)	995,408	621,822
Class M2, 1.9425% 1/20/35 (g)	746,632	454,660
Series 2005-3 Class A1, 1.7125% 1/20/35 (g)	269,234	184,425
Series 2006-2:
Class M1, 0.7775% 3/20/36 (g)	424,479	222,365
Class M2, 0.7975% 3/20/36 (g)	701,920	342,295
Series 2006-3 Class A1V, 0.5875% 3/20/36 (g)	547,420	517,981
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6613% 1/25/37 (g)	805,000	336,758
Hyundai Auto Receivables Trust Series 2004-1 Class A4, 5.26% 11/15/12	13,430,000	13,090,987
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.6013% 11/25/36 (g)	808,000	247,652
Class MV1, 0.7013% 11/25/36 (g)	656,000	136,107
Keycorp Student Loan Trust:
Series 1999-A Class A2, 4.0988% 12/27/09 (g)	720,559	711,622
Series 2006-A Class 2A1, 3.7988% 9/27/21 (g)	489,583	447,485
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.7013% 6/25/33 (g)	1,413,119	740,163
Series 2003-3 Class M1, 1.5963% 7/25/33 (g)	5,547,638	3,032,932
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2004-2:
Class M1, 1.0013% 6/25/34 (g)	$ 404,000	$ 249,331
Class M2, 1.5513% 6/25/34 (g)	309,000	229,908
MASTR Asset Backed Securities Trust Series 2006-AM3 Class M1, 0.7313% 10/25/36 (g)	292,000	16,180
Meritage Mortgage Loan Trust Series 2004-1 Class M2, 1.2963% 7/25/34 (g)	15,958	2,315
Merna Reinsurance Ltd. Series 2007-1 Class B, 3.2088% 6/30/12 (a)(g)	7,800,000	7,042,620
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.1713% 7/25/34 (g)	399,094	259,409
Series 2003-OPT1 Class M1, 1.1213% 7/25/34 (g)	110,539	70,567
Series 2006-FM1 Class A2B, 0.5813% 4/25/37 (g)	1,691,000	1,406,757
Series 2006-OPT1 Class A1A, 0.7313% 6/25/35 (g)	1,103,339	768,199
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 2.1213% 12/27/32 (g)	593,025	399,588
Series 2003-NC7 Class M1, 1.5213% 6/25/33 (g)	352,555	194,697
Series 2003-NC8 Class M1, 1.5213% 9/25/33 (g)	271,722	165,557
Series 2004-HE6 Class A2, 0.8113% 8/25/34 (g)	37,283	22,606
Series 2004-NC2 Class M1, 1.2963% 12/25/33 (g)	1,976,806	1,229,458
Series 2005-HE1 Class M2, 0.9413% 12/25/34 (g)	317,000	199,609
Series 2005-HE2 Class M1, 0.8713% 1/25/35 (g)	287,000	174,773
Series 2005-NC1 Class M1, 0.9113% 1/25/35 (g)	260,000	146,344
Series 2007-HE2 Class A2A, 0.5113% 1/25/37 (g)	83,207	68,231
Series 2007-HE4 Class A2A, 0.5813% 2/25/37 (g)	83,384	66,032
Series 2007-NC3 Class A2A, 0.5313% 5/25/37 (g)	39,738	32,709
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 1.9713% 1/25/32 (g)	17,127	7,710
Series 2002-AM3 Class A3, 1.4513% 2/25/33 (g)	66,713	56,758
Series 2002-HE2 Class M1, 1.9713% 8/25/32 (g)	444,179	285,295
Series 2002-NC1 Class M1, 1.6713% 2/25/32 (a)(g)	370,842	223,519
Series 2002-NC3:
Class A3, 1.1513% 8/25/32 (g)	22,400	15,100
Class M1, 1.5513% 8/25/32 (g)	705,885	369,874
Series 2003-NC1 Class M1, 2.0463% 11/25/32 (g)	270,424	170,086
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.5713% 4/25/37 (g)	55,790	47,292
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	4,892,500	1,164,073
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	2,300,000	145,188
Series 2006-3 Class A1, 0.5013% 9/25/19 (g)	1,028,922	898,514
Asset-Backed Securities - continued
	Principal Amount	Value
National Collegiate Student Loan Trust: - continued
Series 2006-4 Class A1, 0.5013% 3/25/25 (g)	$ 771,928	$ 630,169
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.5513% 1/25/34 (g)	773,435	507,197
Series 2005-4 Class M2, 0.9813% 9/25/35 (g)	928,000	329,339
Series 2005-D Class M2, 0.9413% 2/25/36 (g)	193,000	58,405
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	194,268	189,529
Series 2006-HE2 Class A2, 0.5913% 3/25/36 (g)	631,660	620,310
Ocala Funding LLC:
Series 2005-1A Class A, 2.0075% 3/20/10 (a)(g)	347,000	121,450
Series 2006-1A Class A, 1.9075% 3/20/11 (a)(g)	765,000	306,000
Option One Mortgage Loan Trust Series 2004-3 Class M3, 1.1213% 11/25/34 (g)	223,000	133,696
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 1.1513% 9/25/34 (g)	181,000	83,114
Class M3, 1.7213% 9/25/34 (g)	346,000	72,286
Class M4, 1.9213% 9/25/34 (g)	444,000	14,819
Series 2004-WCW2 Class M3, 1.0213% 7/25/35 (g)	260,000	21,638
Series 2004-WHQ2 Class M1, 1.0613% 2/25/35 (g)	756,000	477,489
Series 2004-WWF1:
Class M2, 1.1513% 2/25/35 (g)	1,045,000	616,679
Class M3, 1.2113% 2/25/35 (g)	129,000	53,261
Series 2005-WCH1:
Class M2, 0.9913% 1/25/35 (g)	501,000	212,338
Class M3, 1.0313% 1/25/35 (g)	311,000	99,055
Class M4, 1.3013% 1/25/35 (g)	959,000	115,612
Series 2005-WHQ2 Class M7, 1.7213% 5/25/35 (g)	1,682,000	79,088
Providian Master Note Trust Series 2006-C1A Class C1, 1.745% 3/16/15 (a)(g)	2,361,000	1,345,770
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	564,328	530,468
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.5413% 2/25/37 (g)	1,331,359	1,165,925
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2713% 4/25/33 (g)	3,323	2,445
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2663% 3/25/35 (g)	3,624,000	1,894,279
Securitized Asset Backed Receivables LLC Trust Series 2007-BR1 Class A2A, 0.5813% 2/25/37 (g)	1,679,145	1,244,807
Asset-Backed Securities - continued
	Principal Amount	Value
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.6575% 3/20/19 (a)(g)	$ 736,267	$ 589,014
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.9463% 6/15/33 (g)	827,000	661,600
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 1.375% 8/15/11 (a)(g)	1,124,000	955,400
Class C, 1.575% 8/15/11 (a)(g)	513,000	384,750
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 2.0713% 8/25/34 (g)	159,483	110,516
Series 2003-BC4 Class M1, 1.0713% 11/25/34 (g)	985,000	482,802
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.6213% 9/25/34 (g)	101,506	48,113
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.8313% 2/25/34 (g)	262,165	115,393
Series 2005-AR1 Class B1, 2.4713% 9/25/35 (a)(g)	1,524,142	6,188
Series 2007-BC4 Class A3, 1.645% 11/25/37 (g)	2,241,890	1,891,770
Series 2007-GEL1 Class A2, 0.6613% 1/25/37 (a)(g)	851,000	283,667
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.5613% 6/25/37 (g)	1,744,640	1,349,364
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 1.295% 9/15/11 (g)	5,568,000	4,176,000
Class B, 1.475% 9/15/11 (g)	2,556,000	1,533,600
Series 2007-AE1:
Class A, 1.295% 1/15/12 (g)	636,000	477,000
Class B, 1.495% 1/15/12 (g)	553,000	331,800
Class C, 1.795% 1/15/12 (g)	687,000	206,100
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.645% 3/15/11 (a)(g)	7,220,000	4,693,000
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 1.295% 6/15/12 (g)	1,868,000	1,401,000
Class B, 1.415% 6/15/12 (g)	4,350,000	2,842,412
Class C, 1.695% 6/15/12 (g)	2,595,000	1,427,250
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.9013% 9/25/34 (g)	18,730	13,369
Series 2003-6HE Class A1, 0.9413% 11/25/33 (g)	23,702	18,080
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 1.2913% 5/16/11 (a)(g)	1,839,000	1,627,224
Series 2006-2:
Class B, 1.345% 10/17/11 (g)	2,226,000	1,836,874
Class C, 1.545% 10/17/11 (g)	2,091,000	1,601,672
Series 2007-1 Class C, 1.565% 6/15/12 (g)	2,385,000	1,455,029
WaMu Master Note Trust:
Series 2006-A3A Class A3, 1.225% 9/16/13 (a)(g)	3,571,000	2,856,800
Series 2006-C2A Class C2, 1.695% 8/15/15 (a)(g)	4,550,000	2,366,000
Asset-Backed Securities - continued
	Principal Amount	Value
WaMu Master Note Trust: - continued
Series 2006-C3A Class C3A, 1.575% 10/15/13 (a)(g)	$ 3,185,000	$ 2,229,500
Series 2007-A4A Class A4, 5.2% 10/15/14 (a)	2,065,000	1,590,050
Series 2007-C1 Class C1, 1.595% 5/15/14 (a)(g)	2,771,000	1,662,600
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12	26,658	26,304
Whinstone Capital Management Ltd. Series 1A Class B3, 4.435% 10/25/44 (a)(g)	2,326,549	348,982
World Omni Auto Receivables Trust Series 2007-B Class A2B, 1.515% 2/16/10 (g)	21,324	21,303
TOTAL ASSET-BACKED SECURITIES (Cost $231,681,361)		174,190,919
Collateralized Mortgage Obligations - 13.5%

Private Sponsor - 3.9%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 2.5388% 2/17/52 (a)(g)	435,000	326,250
Series 2006-2A:
Class 2B, 2.2688% 2/17/52 (a)(g)	1,531,000	1,408,214
Class 2M, 2.3488% 2/17/52 (a)(g)	1,041,000	912,426
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 5.2488% 4/12/56 (a)(g)	1,019,284	687,495
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8767% 4/10/49 (g)	865,000	123,263
Class C, 5.8767% 4/10/49 (g)	2,315,000	306,738
Class D, 5.8767% 4/10/49 (g)	1,160,000	142,100
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 5.2947% 11/25/33 (g)	1,727,575	1,412,690
Series 2003-K Class 1A1, 5.6029% 12/25/33 (g)	44,034	35,488
Series 2004-A:
Class 2A1, 3.5559% 2/25/34 (g)	1,243,637	1,012,683
Class 2A2, 4.1069% 2/25/34 (g)	5,351,833	4,357,951
Series 2004-B Class 1A1, 6.433% 3/25/34 (g)	48,998	39,902
Series 2004-C Class 1A1, 5.9641% 4/25/34 (g)	94,858	77,338
Series 2004-D Class 2A1, 3.611% 5/25/34 (g)	678,623	551,604
Series 2004-J Class 2A1, 4.7591% 11/25/34 (g)	2,488,589	2,015,646
Series 2005-E Class 2A7, 4.6146% 6/25/35 (g)	3,890,000	2,173,171
Series 2005-H:
Class 1A1, 5.3175% 9/25/35 (g)	645,702	526,808
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Class 2A2, 4.8023% 9/25/35 (g)	$ 877,161	$ 534,915
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (a)(g)(h)	34,350,070	2,679,305
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 0.7513% 1/25/35 (g)	3,996,786	1,911,853
Series 2005-2 Class 1A1, 0.7213% 3/25/35 (g)	380,193	199,131
Series 2005-5 Class 1A1, 0.6913% 7/25/35 (g)	489,858	322,270
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.8511% 2/25/37 (g)	1,012,969	828,303
Series 2007-A2 Class 2A1, 5.0851% 7/25/37 (g)	1,854,897	1,501,222
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.8713% 5/25/33 (g)	74,760	69,234
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.8713% 1/25/34 (g)	242,892	124,007
Series 2004-2 Class 7A3, 0.8713% 2/25/35 (g)	85,670	43,187
Series 2004-4 Class 5A2, 0.8713% 3/25/35 (g)	20,262	7,646
Series 2005-1 Class 5A2, 0.8013% 5/25/35 (g)	903,036	443,044
Series 2005-10:
Class 5A1, 0.7313% 1/25/36 (g)	494,467	272,635
Class 5A2, 0.7913% 1/25/36 (g)	222,475	122,785
Series 2005-2:
Class 6A2, 0.7513% 6/25/35 (g)	80,162	40,706
Class 6M2, 0.9513% 6/25/35 (g)	959,000	224,853
Series 2005-3 Class 8A2, 0.7113% 7/25/35 (g)	375,931	225,555
Series 2005-4 Class 7A2, 0.7013% 8/25/35 (g)	117,786	59,114
Series 2005-8 Class 7A2, 0.7513% 11/25/35 (g)	289,889	170,462
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.2113% 5/25/34 (g)	14,749	8,269
Series 2004-AR5 Class 11A2, 1.2113% 6/25/34 (g)	23,190	11,993
Series 2004-AR6 Class 9A2, 1.2113% 10/25/34 (g)	105,226	52,680
Series 2004-AR7 Class 6A2, 1.2313% 8/25/34 (g)	32,915	15,473
Series 2004-AR8 Class 8A2, 0.8513% 9/25/34 (g)	20,241	11,210
Series 2007-AR7 Class 2A1, 4.5867% 11/25/34 (g)	2,219,663	1,838,398
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.6313% 3/25/37 (g)	2,233,000	1,167,901
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.6713% 9/19/36 (g)	495,597	410,483
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 3.48% 12/25/34 (g)	$ 37,883	$ 22,286
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 4.6625% 10/18/54 (a)(g)	1,858,000	1,399,823
Class C2, 4.9725% 10/18/54 (a)(g)	623,000	317,054
Class M2, 4.7525% 10/18/54 (a)(g)	1,068,000	788,209
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 2.6875% 11/20/56 (a)(g)	1,594,000	717,636
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 5.2888% 10/11/41 (a)(g)	2,024,000	1,509,549
Granite Master Issuer PLC floater:
Series 2005-1 Class A4, 0.6075% 12/20/54 (g)	3,162,412	1,739,327
Series 2006-1A:
Class A5, 0.5775% 12/20/54 (a)(g)	513,297	282,314
Class C2, 1.1075% 12/20/54 (a)(g)	7,007,000	1,051,050
Series 2006-2 Class C1, 0.9775% 12/20/54 (g)	11,874,000	1,781,100
Series 2006-3 Class C2, 1.0075% 12/20/54 (g)	730,000	109,500
Series 2006-4:
Class B1, 0.5975% 12/20/54 (g)	1,954,000	683,900
Class C1, 0.8875% 12/20/54 (g)	1,195,000	179,250
Class M1, 0.6775% 12/20/54 (g)	515,000	128,750
Series 2007-1:
Class 1C1, 0.8075% 12/20/54 (g)	1,207,000	181,050
Class 1M1, 0.6575% 12/20/54 (g)	785,000	196,250
Class 2C1, 0.9375% 12/20/54 (g)	2,126,000	318,900
Class 2M1, 0.7575% 12/20/54 (g)	4,428,000	1,107,000
Series 2007-2 Class 2C1, 1.3913% 12/17/54 (g)	1,397,000	209,550
Granite Mortgages PLC floater:
Series 2003-3:
Class 1B, 4.9525% 1/20/44 (g)	2,564,037	897,413
Class 1C, 5.9525% 1/20/44 (g)	279,947	69,987
Series 2004-3 Class 2A1, 1.665% 9/20/44 (g)	362,784	199,531
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8355% 4/25/35 (g)	2,575,350	2,045,740
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.8013% 5/19/35 (g)	279,365	130,116
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 5.1425% 7/15/40 (a)(g)	396,000	277,200
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 0.6013% 4/25/37 (g)	1,284,336	944,352
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.9213% 10/25/34 (g)	$ 106,174	$ 64,168
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.2113% 3/25/35 (g)	174,438	102,394
Series 2005-1:
Class M4, 1.2213% 4/25/35 (g)	20,637	3,470
Class M5, 1.2413% 4/25/35 (g)	20,637	1,651
Class M6, 1.2913% 4/25/35 (g)	33,019	4,796
Series 2005-3 Class A1, 0.7113% 8/25/35 (g)	411,765	199,781
Series 2005-4 Class 1B1, 2.695% 5/25/35 (g)	129,826	6,978
Series 2005-6 Class 1M3, 1.0813% 10/25/35 (g)	112,700	11,270
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.8613% 9/26/45 (a)(g)	338,620	169,535
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.7413% 3/25/35 (g)	48,467	30,029
Series 2007-3 Class 22A2, 0.6813% 5/25/47 (g)	927,000	354,717
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	471,226	367,261
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6413% 2/25/37 (g)	1,178,663	476,312
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 1.365% 6/15/22 (a)(g)	128,000	97,600
Class C, 1.385% 6/15/22 (a)(g)	828,000	538,200
Class D, 1.395% 6/15/22 (a)(g)	318,000	184,440
Class E, 1.405% 6/15/22 (a)(g)	509,000	254,500
Class F, 1.435% 6/15/22 (a)(g)	919,000	413,550
Class G, 1.505% 6/15/22 (a)(g)	191,000	76,400
Class H, 1.525% 6/15/22 (a)(g)	382,000	114,600
Class J, 1.565% 6/15/22 (a)(g)	446,000	89,200
Class TM, 1.695% 6/15/22 (a)(g)	4,158,453	2,557,448
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 0.8613% 3/25/28 (g)	1,216,585	715,669
Series 2003-B Class A1, 0.8113% 4/25/28 (g)	156,736	91,512
Series 2003-D Class A, 0.7813% 8/25/28 (g)	132,371	84,468
Series 2003-E Class A2, 3.4325% 10/25/28 (g)	218,555	130,207
Series 2003-F Class A2, 3.805% 10/25/28 (g)	187,049	118,453
Series 2004-A Class A2, 3.715% 4/25/29 (g)	204,364	126,303
Series 2004-B Class A2, 3.0788% 6/25/29 (g)	160,198	94,973
Series 2004-C Class A2, 3.1088% 7/25/29 (g)	179,797	115,892
Series 2004-D Class A2, 3.4625% 9/25/29 (g)	154,248	96,624
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust floater: - continued
Series 2004-E:
Class A2B, 3.825% 11/25/29 (g)	$ 1,165,292	$ 729,838
Class A2D, 4.015% 11/25/29 (g)	52,153	33,329
Series 2004-G Class A2, 3.48% 11/25/29 (g)	706,362	405,187
Series 2005-A Class A2, 3.3525% 2/25/30 (g)	168,287	105,946
Series 2005-B Class A2, 2.7988% 7/25/30 (g)	1,076,065	634,292
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (g)	8,450,000	5,701,715
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.8413% 12/25/34 (g)	190,023	124,470
Class A2, 0.9213% 12/25/34 (g)	256,984	178,545
Series 2005-2 Class 1A1, 0.7313% 5/25/35 (g)	214,972	142,082
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7613% 7/25/35 (g)	5,208,509	2,605,334
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.7713% 3/25/37 (g)	1,589,000	72,983
Permanent Financing No. 8 PLC floater Class 3C, 2.7094% 6/10/42 (g)	1,334,000	863,349
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 5.1525% 7/17/42 (g)	338,000	236,600
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.6104% 10/25/35 (g)	3,390,799	2,776,763
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 4.175% 7/10/35 (a)(g)	920,029	365,712
Series 2003-CB1:
Class B3, 3.275% 6/10/35 (a)(g)	1,920,408	838,258
Class B4, 3.475% 6/10/35 (a)(g)	1,074,780	440,767
Class B5, 4.075% 6/10/35 (a)(g)	730,039	312,749
Class B6, 4.575% 6/10/35 (a)(g)	439,375	177,024
Series 2004-A:
Class B4, 3.025% 2/10/36 (a)(g)	522,820	167,511
Class B5, 3.525% 2/10/36 (a)(g)	348,546	104,529
Series 2004-B:
Class B4, 2.925% 2/10/36 (a)(g)	227,031	58,302
Class B5, 3.375% 2/10/36 (a)(g)	166,120	38,756
Series 2004-C:
Class B4, 2.775% 9/10/36 (a)(g)	291,619	76,871
Class B5, 3.175% 9/10/36 (a)(g)	327,137	74,685
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 0.5713% 9/25/46 (g)	$ 8,041,405	$ 6,035,120
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	1,135,477	742,627
Series 2005-AR5 Class 1A1, 5.381% 9/19/35 (g)	166,267	136,233
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.9213% 6/25/33 (a)(g)	192,554	144,536
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.5713% 2/25/36 (a)(g)	68,147	65,555
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	671,052	514,823
Series 2006-C2 Class H, 6.308% 7/18/33 (a)	4,630,000	2,945,626
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.4663% 9/20/33 (g)	296,359	180,661
Series 2004-1 Class A, 3.3844% 2/20/34 (g)	105,046	67,031
Series 2004-10 Class A4, 4.5188% 11/20/34 (g)	151,764	91,074
Series 2004-12 Class 1A2, 3.4838% 1/20/35 (g)	2,138,247	1,278,653
Series 2004-3 Class A, 3.635% 5/20/34 (g)	145,723	88,900
Series 2004-4 Class A, 4.4388% 5/20/34 (g)	1,513,695	945,987
Series 2004-5 Class A3, 2.1438% 6/20/34 (g)	214,695	141,533
Series 2004-6:
Class A3A, 2.1613% 6/20/35 (g)	166,666	107,572
Class A3B, 3.6338% 7/20/34 (g)	31,870	19,594
Series 2004-7:
Class A3A, 3.4094% 8/20/34 (g)	166,136	101,173
Class A3B, 3.6344% 7/20/34 (g)	20,490	11,938
Series 2004-8 Class A2, 3.5063% 9/20/34 (g)	423,076	258,117
Series 2005-1 Class A2, 3.3344% 2/20/35 (g)	276,100	170,826
Series 2005-2 Class A2, 3.3863% 3/20/35 (g)	351,914	217,655
Series 2005-3 Class A1, 0.7075% 5/20/35 (g)	170,120	90,843
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 0.8713% 9/25/33 (a)(g)	63,567	51,559
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 1.595% 9/25/36 (g)	2,128,000	1,106,575
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 0.5513% 9/25/46 (g)	133,418	126,889
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WaMu Mortgage pass-thru certificates: - continued
floater:
Series 2006-AR7 Class C1B1, 0.5313% 7/25/46 (g)	$ 60,814	$ 57,960
sequential payer Series 2003-MS9 Class 2A1, 7.5% 12/25/33	667,020	615,742
Series 2004-AR7 Class A6, 3.9373% 7/25/34 (g)	1,270,000	1,244,737
Series 2005-AR14 Class 1A1, 5.0475% 12/25/35 (g)	7,635,055	6,390,285
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.1607% 12/25/34 (g)	6,133,625	4,888,848
Series 2004-V Class 1A2, 3.97% 10/25/34 (g)	2,555,895	2,012,648
Series 2005-AR10 Class 2A2, 4.2321% 6/25/35 (g)	4,579,820	3,487,375
Series 2005-AR12:
Class 2A5, 4.3586% 7/25/35 (g)	2,825,000	1,749,891
Class 2A6, 4.3586% 7/25/35 (g)	3,067,166	2,327,227
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	8,661,685	6,591,403
Series 2005-AR3 Class 2A1, 4.4116% 3/25/35 (g)	1,795,340	1,366,011
Series 2006-AR8 Class 3A1, 5.2374% 4/25/36 (g)	22,054,020	15,274,881
TOTAL PRIVATE SPONSOR		133,299,344
U.S. Government Agency - 9.6%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	9,059,569	9,374,024
Series 1999-57 Class PH, 6.5% 12/25/29	6,415,375	6,655,883
Series 2006-45 Class OP, 0% 6/25/36 (i)	3,245,017	2,752,964
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 0.7213% 10/25/35 (g)	10,507,144	10,180,043
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	56,227	56,477
Series 2005-1 Class GC, 5% 2/25/28	20,000,000	20,433,892
Series 2005-49 Class TH, 5.5% 6/25/25	14,000,000	13,911,859
Series 2006-57 Class PC, 5.5% 10/25/32	15,000,000	15,243,851
sequential payer:
Series 2003-112 Class AN, 4% 11/25/18	5,525,000	5,392,948
Series 2004-3 Class BA, 4% 7/25/17	289,234	291,065
Series 2004-70 Class GB, 4.5% 1/25/32	16,700,000	16,729,621
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2006-15 Class OP, 0% 3/25/36 (i)	3,401,416	2,765,536
Series 2665 Class PB, 3.5% 6/15/23	151,412	151,061
Series 2677 Class LD, 4.5% 3/15/17	1,305,000	1,326,823
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2728 Class PG, 5% 8/15/32	$ 5,000,000	$ 5,004,283
Series 2731 Class PU, 4.5% 5/15/26	5,115,000	5,163,509
Series 2773:
Class ED, 4.5% 8/15/17 (d)	16,863,000	17,098,537
Class EG, 4.5% 4/15/19	13,500,000	13,427,118
Series 2780 Class QE, 4.5% 4/15/19	2,400,000	2,431,253
Series 2852 Class TJ, 5% 8/15/30	3,000,000	3,076,811
Series 2870 Class BE, 4.5% 4/15/18	10,000,000	10,039,331
Series 2881 Class TC, 5% 6/15/28	14,582,000	14,901,454
Series 2885 Class PC, 4.5% 3/15/18	5,430,000	5,578,988
Series 2966 Class ND, 5% 4/15/33	23,353,000	23,524,440
Series 3018 Class UD, 5.5% 9/15/30	4,695,000	4,809,535
Series 3033 Class UD, 5.5% 10/15/30	3,180,000	3,267,374
Series 3075 Class PB, 5.5% 7/15/30	10,044,588	10,322,431
Series 3078 Class PB, 5.5% 7/15/29	17,185,000	17,601,631
Series 3079 Class MB, 5% 10/15/28	9,682,692	9,863,747
Series 3082 Class PG, 5% 10/15/29	15,809,403	16,113,314
Series 3118 Class QB, 5% 2/15/29	10,601,669	10,789,818
sequential payer:
Series 2672 Class NF, 4% 12/15/16	1,221,387	1,230,086
Series 2750 Class ZT, 5% 2/15/34	4,658,194	4,472,373
Series 2964 Class AL, 4.5% 4/15/25	6,426,285	6,093,924
Series 2729 Class CN, 4% 12/15/20	10,919,839	10,987,983
Series 2823 Class EL, 4.5% 5/15/18	34,323,000	34,989,595
TOTAL U.S. GOVERNMENT AGENCY		336,053,582
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $533,470,406)		469,352,926
Commercial Mortgage Securities - 7.4%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5564% 2/14/43 (g)(h)	25,228,674	784,454
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-5:
Class A1, 5.185% 7/10/11	2,174,510	2,053,795
Class A2, 5.317% 9/10/47	4,855,000	3,948,493
Class A3, 5.39% 9/10/47	3,670,000	2,543,643
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust: - continued
Series 2006-5 Class XP, 0.832% 9/10/47 (h)	$ 79,635,846	$ 1,451,124
Series 2007-3 Class A3, 5.8375% 6/10/49 (g)	8,000,000	5,223,366
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 1.665% 3/15/22 (a)(g)	400,000	242,840
Class G, 1.725% 3/15/22 (a)(g)	259,000	152,732
Series 2006-BIX1:
Class F, 1.505% 10/15/19 (a)(g)	1,030,000	685,980
Class G, 1.525% 10/15/19 (a)(g)	702,000	455,598
Bayview Commercial Asset Trust floater:
Series 2003-2:
Class A, 1.0513% 12/25/33 (a)(g)	412,067	344,076
Class M1, 1.3213% 12/25/33 (a)(g)	67,180	51,057
Series 2004-1:
Class A, 0.8313% 4/25/34 (a)(g)	905,555	669,567
Class B, 2.3713% 4/25/34 (a)(g)	100,713	40,789
Class M1, 1.0313% 4/25/34 (a)(g)	81,722	51,689
Class M2, 1.6713% 4/25/34 (a)(g)	73,377	40,174
Series 2004-2:
Class A, 0.9013% 8/25/34 (a)(g)	2,246,710	1,707,500
Class M1, 1.0513% 8/25/34 (a)(g)	155,141	102,393
Series 2004-3:
Class A1, 0.8413% 1/25/35 (a)(g)	1,368,667	1,024,584
Class A2, 0.8913% 1/25/35 (a)(g)	436,691	320,138
Class M1, 0.9713% 1/25/35 (a)(g)	501,918	327,502
Class M2, 1.4713% 1/25/35 (a)(g)	319,134	177,917
Series 2005-2A:
Class A1, 0.7813% 8/25/35 (a)(g)	1,009,106	777,012
Class M1, 0.9013% 8/25/35 (a)(g)	74,670	48,685
Class M2, 0.9513% 8/25/35 (a)(g)	123,738	86,493
Class M3, 0.9713% 8/25/35 (a)(g)	68,269	43,515
Class M4, 1.0813% 8/25/35 (a)(g)	62,936	39,234
Series 2005-3A:
Class A1, 0.7913% 11/25/35 (a)(g)	550,284	365,223
Class A2, 0.8713% 11/25/35 (a)(g)	357,050	245,472
Class M2, 0.9613% 11/25/35 (a)(g)	77,870	49,759
Class M3, 0.9813% 11/25/35 (a)(g)	69,795	41,730
Class M4, 1.0713% 11/25/35 (a)(g)	87,099	52,190
Series 2005-4A:
Class A2, 0.8613% 1/25/36 (a)(g)	1,313,353	896,364
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class B1, 1.8713% 1/25/36 (a)(g)	$ 106,938	$ 37,696
Class M1, 0.9213% 1/25/36 (a)(g)	423,910	245,868
Class M2, 0.9413% 1/25/36 (a)(g)	126,789	68,783
Class M3, 0.9713% 1/25/36 (a)(g)	185,701	95,172
Class M4, 1.0813% 1/25/36 (a)(g)	96,693	46,171
Class M5, 1.1213% 1/25/36 (a)(g)	96,693	43,753
Class M6, 1.1713% 1/25/36 (a)(g)	103,096	42,527
Series 2006-1:
Class A2, 0.8313% 4/25/36 (a)(g)	202,391	133,173
Class M6, 1.1113% 4/25/36 (a)(g)	68,125	35,289
Series 2006-2A:
Class A1, 0.7013% 7/25/36 (a)(g)	1,976,073	1,423,167
Class A2, 0.7513% 7/25/36 (a)(g)	178,074	128,249
Class B3, 3.1713% 7/25/36 (a)(g)	95,249	44,672
Class M1, 0.7813% 7/25/36 (a)(g)	187,047	115,315
Class M2, 0.8013% 7/25/36 (a)(g)	131,830	78,716
Class M3, 0.8213% 7/25/36 (a)(g)	103,532	59,810
Class M4, 0.8913% 7/25/36 (a)(g)	69,711	39,603
Class M5, 0.9413% 7/25/36 (a)(g)	85,586	46,978
Class M6, 1.0113% 7/25/36 (a)(g)	135,971	70,760
Series 2006-3A:
Class B1, 1.2713% 10/25/36 (a)(g)	109,134	30,558
Class B3, 3.0713% 10/25/36 (a)(g)	128,409	30,818
Class M4, 0.9013% 10/25/36 (a)(g)	120,911	49,574
Class M5, 0.9513% 10/25/36 (a)(g)	153,102	55,117
Class M6, 1.0313% 10/25/36 (a)(g)	299,138	95,724
Series 2006-4A:
Class A1, 0.7013% 12/25/36 (a)(g)	1,114,432	758,037
Class A2, 0.7413% 12/25/36 (a)(g)	2,485,620	1,724,523
Class B1, 1.1713% 12/25/36 (a)(g)	81,944	39,112
Class B3, 2.9213% 12/25/36 (a)(g)	142,406	62,673
Class M1, 0.7613% 12/25/36 (a)(g)	179,495	115,236
Class M2, 0.7813% 12/25/36 (a)(g)	113,941	71,783
Class M3, 0.8113% 12/25/36 (a)(g)	115,501	67,072
Class M4, 0.8713% 12/25/36 (a)(g)	138,133	78,888
Class M5, 0.9113% 12/25/36 (a)(g)	127,208	69,036
Class M6, 0.9913% 12/25/36 (a)(g)	113,941	63,328
Series 2007-1:
Class A2, 0.7413% 3/25/37 (a)(g)	464,348	308,792
Class B1, 1.1413% 3/25/37 (a)(g)	143,497	47,698
Class B2, 1.6213% 3/25/37 (a)(g)	103,995	31,198
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-1:
Class B3, 3.8213% 3/25/37 (a)(g)	$ 295,861	$ 85,800
Class M1, 0.7413% 3/25/37 (a)(g)	124,955	72,474
Class M2, 0.7613% 3/25/37 (a)(g)	93,515	51,433
Class M3, 0.7913% 3/27/37 (a)(g)	83,035	45,254
Class M5, 0.8913% 3/25/37 (a)(g)	103,995	43,678
Class M6, 0.9713% 3/25/37 (a)(g)	145,915	54,164
Series 2007-2A:
Class A1, 0.7413% 7/25/37 (a)(g)	1,668,509	1,151,271
Class A2, 0.7913% 7/25/37 (a)(g)	1,562,997	1,015,948
Class B1, 2.0713% 7/25/37 (a)(g)	463,177	143,585
Class B2, 2.7213% 7/25/37 (a)(g)	403,268	92,752
Class B3, 3.8213% 7/25/37 (a)(g)	450,658	96,892
Class M1, 0.8413% 7/25/37 (a)(g)	523,086	261,543
Class M2, 0.8813% 7/25/37 (a)(g)	201,187	95,564
Class M3, 0.9613% 7/25/37 (a)(g)	201,187	88,522
Class M4, 1.1213% 7/25/37 (a)(g)	575,841	224,578
Class M5, 1.2213% 7/25/37 (a)(g)	509,673	188,579
Class M6, 1.4713% 7/25/37 (a)(g)	642,009	215,073
Series 2007-3:
Class A2, 0.7613% 7/25/37 (a)(g)	687,994	511,042
Class B1, 1.4213% 7/25/37 (a)(g)	410,135	195,265
Class B2, 2.0713% 7/25/37 (a)(g)	1,072,779	510,858
Class B3, 4.4713% 7/25/37 (a)(g)	551,204	252,892
Class M1, 0.7813% 7/25/37 (a)(g)	360,042	209,004
Class M2, 0.8113% 7/25/37 (a)(g)	381,958	214,355
Class M3, 0.8413% 7/25/37 (a)(g)	625,378	330,012
Class M4, 0.9713% 7/25/37 (a)(g)	980,723	513,213
Class M5, 1.0713% 7/25/37 (a)(g)	492,318	252,806
Class M6, 1.2713% 7/25/37 (a)(g)	371,783	188,717
Series 2007-4A:
Class B1, 3.0213% 9/25/37 (a)(g)	142,563	41,343
Class B2, 3.9213% 9/25/37 (a)(g)	538,980	150,914
Class M1, 1.4213% 9/25/37 (a)(g)	137,044	59,573
Class M2, 1.5213% 9/25/37 (a)(g)	137,044	54,133
Class M4, 2.0713% 9/25/37 (a)(g)	362,386	125,784
Class M5, 2.2213% 9/25/37 (a)(g)	362,386	114,079
Class M6, 2.4213% 9/25/37 (a)(g)	363,306	105,250
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 1.635% 3/15/19 (a)(g)	524,000	414,158
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2006-BBA7:
Class H, 1.845% 3/15/19 (a)(g)	$ 352,000	$ 140,800
Class J, 2.045% 3/15/19 (a)(g)	265,000	106,000
Series 2007-BBA8:
Class D, 1.445% 3/15/22 (a)(g)	271,000	222,179
Class E, 1.495% 3/15/22 (a)(g)	1,409,000	1,096,933
Class F, 1.545% 5/15/22 (a)(g)	864,000	660,637
Class G, 1.595% 3/15/22 (a)(g)	222,000	166,725
Class H, 1.745% 3/15/22 (a)(g)	271,000	121,950
Class J, 1.895% 3/15/22 (a)(g)	271,000	108,400
sequential payer:
Series 2006-T24 Class A1, 4.905% 10/12/41 (g)	5,812,493	5,412,422
Series 2007-PW16 Class AM, 5.7129% 6/11/40	460,000	212,430
Series 2004-ESA:
Class C, 4.937% 5/14/16 (a)	2,395,000	2,397,245
Class D, 4.986% 5/14/16 (a)	875,000	875,977
Class E, 5.064% 5/14/16 (a)	2,705,000	2,708,791
Class F, 5.182% 5/14/16 (a)	650,000	651,191
Series 2006-PW13 Class A3, 5.518% 9/11/41	5,555,000	3,952,637
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	1,697,876	1,698,165
Class F, 7.734% 1/15/32	920,000	920,157
Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(g)	2,080,000	2,026,188
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 1.525% 11/15/36 (a)(g)	289,000	109,820
Class H, 1.565% 11/15/36 (a)(g)	231,000	83,160
Series 2007-FL3A Class A2, 1.335% 4/15/22 (a)(g)	3,890,000	1,945,000
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 1.505% 4/15/17 (a)(g)	618,000	338,046
Class E, 1.565% 4/15/17 (a)(g)	197,000	106,774
Class F, 1.605% 4/15/17 (a)(g)	112,000	56,784
Class G, 1.745% 4/15/17 (a)(g)	112,000	57,904
Class H, 1.815% 4/15/17 (a)(g)	112,000	57,324
Class J, 2.045% 4/15/17 (a)(g)	86,000	42,951
Series 2005-FL11:
Class F, 1.645% 11/15/17 (a)(g)	252,438	121,441
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class G, 1.695% 11/15/17 (a)(g)	$ 175,247	$ 81,739
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19	20,000,000	17,097,550
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2003-C4 Class A3, 4.7% 8/15/36 (g)	292,488	277,338
Series 1997-C2 Class D, 7.27% 1/17/35	4,292,197	4,284,703
Series 1998-C1 Class D, 7.17% 5/17/40	5,830,000	5,809,272
Series 1999-C1 Class E, 8.2562% 9/15/41 (g)	5,030,000	4,707,827
Series 2003-C3 Class ASP, 1.8791% 5/15/38 (a)(g)(h)	44,047,991	861,244
Series 2004-C1 Class ASP, 1.1034% 1/15/37 (a)(g)(h)	28,703,036	474,458
Series 2006-OMA:
Class H, 5.9985% 5/15/23 (g)	950,000	199,500
Class J, 5.9985% 5/15/23 (a)(g)	1,605,000	192,600
Credit Suisse Mortgage Capital Certificates floater:
Series 200-TFL1 Class B, 1.345% 2/15/22 (a)(g)	4,655,000	1,629,250
Series 2007-TFL1:
Class C:
1.365% 2/15/22 (a)(g)	1,212,000	363,600
1.465% 2/15/22 (a)(g)	433,000	108,250
Class F, 1.515% 2/15/22 (a)(g)	866,000	190,520
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class H, 1.925% 4/15/21 (a)(g)	284,000	56,800
Class J, 1.995% 4/15/21 (a)(g)	189,000	32,130
Class K, 2.395% 4/15/21 (a)(g)	945,000	141,750
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (a)	1,865,000	1,425,696
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C, 6.944% 6/15/31	6,700,000	6,672,718
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 2/10/17	6,160,000	4,591,344
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer:
Series 2002-26 Class C, 5.9885% 2/16/24 (g)	1,045,419	1,060,347
Series 2002-35 Class C, 5.872% 10/16/23 (g)	96,584	97,876
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	4,066,373	4,096,434
Commercial Mortgage Securities - continued
	Principal Amount	Value
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2005-C1 Class A2, 4.471% 5/10/43 (g)	$ 3,606,687	$ 3,481,076
Series 2004-C3 Class X2, 0.8296% 12/10/41 (g)(h)	4,920,926	57,396
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 2.08% 11/5/21 (a)(g)	4,685,000	2,623,600
sequential payer Series 2004-GG1 Class A4, 4.755% 6/10/36	2,995,000	2,907,102
Series 2003-C1 Class XP, 2.2804% 7/5/35 (a)(g)(h)	22,114,718	505,222
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 2.1163% 6/6/20 (a)(g)	545,000	365,150
Class D, 2.1563% 6/6/20 (a)(g)	1,495,000	971,750
Class E, 2.2463% 6/6/20 (a)(g)	2,978,000	1,846,360
Class F, 2.3163% 6/6/20 (a)(g)	543,000	309,510
Series 2007-EOP:
Class D, 2.5475% 3/1/20 (a)(g)	4,485,000	2,870,400
Class H, 2.8275% 3/1/20 (a)(g)	480,000	288,000
Class J, 3.0275% 3/1/20 (a)(g)	690,000	414,000
sequential payer Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	5,835,000	6,087,026
GS Mortgage Securities Trust:
sequential payer Series 2007-GG10 Class A1, 5.69% 8/10/45	3,397,593	2,746,489
Series 2006-GG8 Class B, 5.662% 11/10/39	9,875,000	2,468,750
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (a)	3,200,000	3,346,924
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 1.425% 11/15/18 (a)(g)	141,254	70,627
Class E, 1.475% 11/15/18 (a)(g)	212,535	102,017
Class F, 1.525% 11/15/18 (a)(g)	319,129	149,991
Class G, 1.555% 11/15/18 (a)(g)	277,276	124,774
Class H, 1.695% 11/15/18 (a)(g)	212,535	91,390
sequential payer:
Series 2005-LDP2 Class A2, 4.575% 7/15/42	3,740,000	3,429,654
Series 2006-CB14 Class A3B, 5.6701% 12/12/44 (g)	2,375,000	1,619,553
Series 2006-CB17 Class A4, 5.429% 12/12/43	7,221,000	5,480,845
Series 2007-LDPX Class A3, 5.412% 1/15/49	7,221,000	5,105,011
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB Commercial Conduit Mortgage Trust:
Series 1999-C1 Class B, 6.93% 6/15/31	$ 3,854,000	$ 3,838,174
Series 2007-C3:
Class F, 6.1355% 7/15/44 (g)	3,100,000	463,571
Class G, 6.1355% 7/15/44 (a)(g)	5,475,000	779,708
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C3 Class A1, 6.058% 6/15/20	2,179,550	2,149,917
Series 2003-C5 Class A2, 3.478% 7/15/27	9,003	8,949
Series 2005-C3 Class A2, 4.553% 7/15/30	3,158,777	2,924,393
Series 2006-C3 Class A3 5.689% 3/15/32	10,500,000	7,883,835
Series 2007-C2 Class AM, 5.493% 2/15/40 (g)	7,221,000	3,269,099
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (a)	5,900,000	3,844,225
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 1.535% 9/15/21 (a)(g)	743,007	423,514
Class G, 1.555% 9/15/21 (a)(g)	1,468,167	822,174
Class H, 1.595% 9/15/21 (a)(g)	378,549	208,202
Merrill Lynch Mortgage Trust sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	2,110,000	1,923,662
Series 2005-MCP1 Class A2, 4.556% 6/12/43	3,865,000	3,630,333
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2006-1 CLass A3, 5.671% 2/12/39	3,475,000	2,615,894
Series 2007-7 Class B, 5.75% 6/12/50	1,365,000	374,420
Morgan Stanley Capital I Trust:
floater:
Series 2007-XCLA Class A1, 1.395% 7/17/17 (a)(g)	1,785,429	714,172
Series 2007-XLCA Class B, 1.4613% 7/17/17 (a)(g)	1,013,536	101,354
Series 2007-XLFA:
Class D, 1.385% 10/15/20 (a)(g)	434,000	134,297
Class E, 1.445% 10/15/20 (a)(g)	542,000	141,809
Class F, 1.495% 10/15/20 (a)(g)	326,000	72,519
Class G, 1.535% 10/15/20 (a)(g)	402,000	74,101
Class H, 1.625% 10/15/20 (a)(g)	253,000	29,808
Class J, 1.775% 10/15/20 (a)(g)	289,000	143,688
Class MHRO, 1.885% 10/15/20 (a)(g)	110,453	13,254
Class NHRO, 2.085% 10/15/20 (a)(g)	171,613	17,161
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/20/44 (g)	8,435,000	5,637,569
Series 2007-IQ14:
Class A1, 5.38% 4/15/49	6,064,284	5,587,340
Class AM, 5.8767% 4/15/49 (g)	7,221,000	3,170,524
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2006-HQ8 Class A3, 5.6122% 3/12/16 (g)	$ 5,075,000	$ 4,203,413
Series 2006-T23 Class A3, 5.8075% 8/12/41 (g)	2,485,000	1,857,638
Series 2007-IQ14 Class B, 5.914% 4/15/49	3,845,000	757,696
Series 2007-XLC1:
Class C, 1.5613% 7/17/17 (a)(g)	1,383,615	124,525
Class D, 1.6613% 7/17/17 (a)(g)	650,728	52,058
Class E, 1.7613% 7/17/17 (a)(g)	529,307	37,052
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.3268% 3/12/35 (a)(g)(h)	27,766,296	642,298
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	4,931,457	4,841,031
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.9413% 3/24/18 (a)(g)	135,853	111,400
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (a)	4,300,000	4,221,623
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 2.395% 1/15/18 (a)(g)	829,000	621,750
Series 2006-WL7A:
Class E, 1.475% 9/15/21 (a)(g)	906,000	471,120
Class F, 1.7625% 8/11/18 (a)(g)	1,220,000	549,000
Class G, 1.7825% 8/11/18 (a)(g)	1,156,000	462,400
Class J, 2.0225% 8/11/18 (a)(g)	257,000	89,950
Class X1A, 0.0239% 9/15/21 (a)(g)(h)	1,840,160	84
Series 2007-WHL8:
Class AP1, 1.895% 6/15/20 (a)(g)	57,512	29,906
Class AP2, 1.995% 6/15/20 (a)(g)	99,420	47,722
Class F, 1.675% 6/15/20 (a)(g)	1,931,000	849,640
Class LXR2, 1.995% 6/15/20 (a)(g)	1,315,775	657,887
sequential payer Series 2006-C29 Class A3, 5.313% 11/15/48	7,500,000	5,029,482
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	1,250,000
Series 2006-C25 Class AM, 5.9264% 5/15/43 (g)	14,540,000	7,255,581
Series 2007-C31:
Class AM, 5.591% 4/15/47	7,221,000	3,283,775
Class C, 5.8824% 4/15/47 (g)	4,335,000	476,850
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $368,477,926)		256,905,606
Preferred Securities - 0.1%
	Principal Amount	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (g) (Cost $7,065,000)	$ 7,065,000	$ 4,785,964
Cash Equivalents - 1.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.05%, dated 12/31/08 due 1/2/09 (Collateralized by U.S. Government Obligations) # (Cost $62,396,000)	$ 62,396,168	62,396,000
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $4,155,523,406)		3,733,404,837
NET OTHER ASSETS - (6.9)%		(240,417,040)
NET ASSETS - 100%		$ 3,492,987,797
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34 (Rating-Baa1)(e)	Nov. 2034	$ 1,026,000	(414,384)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35 (Rating-C)(e)	June 2035	481,000	(454,819)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34 (Rating-B2)(e)

	Oct. 2034	$ 1,174,791	$ (1,074,403)
Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon credit event of JPMorgan Mortgage Acquisition Corp., par value of the notional amount of JPMorgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36 (Rating-C)(e)	Sept. 2036	3,600,000	(3,459,287)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35 (Rating-Caa3)(e)	March 2035	755,694	(720,315)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-Baa3)(e)	Oct. 2034	352,686	(267,693)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33 (Rating-Baa3)(e)	May 2033	1,026,000	(533,329)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36 (Rating-C)(e)

	Oct. 2036	$ 2,200,000	$ (2,101,902)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34 (Rating-B1)(e)	Dec. 2034	1,351,079	(1,264,310)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.88% 11/25/34 (Rating-B1)(e)	Dec. 2034	460,956	(430,093)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34 (Rating-B2)(e)	Oct. 2034	334,815	(303,069)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional anount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34 (Rating-Baa3)(e)	August 2034	441,174	(406,869)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-Baa3)(e)

	Sept. 2034	$ 299,894	$ (275,150)
Receive from Bank of America, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	June 2009	3,465,000	99,536
Receive from Barclays Bank upon credit event of Ryder System, Inc., par value of the notional amount of Ryder System, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	6,400,000	528,728
Receive from Deutsche Bank, upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	3,870,000	978,000
Receive from Deutsche Bank, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	June 2009	4,280,000	122,106
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1)(f)	Sept. 2037	15,000,000	(14,325,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1)(f)	Sept. 2037	4,200,000	(4,011,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1)(f)	Sept. 2037	12,000,000	(11,460,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-Caa1)(f)

	Sept. 2037	$ 13,600,000	$ (12,988,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1)(f)	Sept. 2037	2,500,000	(2,387,500)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1)(f)	Sept. 2037	4,600,000	(4,393,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1)(f)	Sept. 2037	7,600,000	(7,258,000)
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34 (Rating-A3)(e)	Oct. 2034	5,700,000	(5,258,770)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35 (Rating-Baa3)(e)	Feb. 2035	2,000,000	(1,876,743)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-A3)(e)	August 2034	264,332	(183,037)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35 (Rating-Caa2)(e)

	June 2035	$ 2,000,000	$ (1,898,757)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3)(e)	Oct. 2034	380,471	(225,005)
Receive monthly notional amount multiplied by 1.45% and pay UBS upon credit event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36 (Rating-C)(e)	August 2036	6,700,000	(6,575,985)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35 (Rating-C)(e)	June 2035	940,000	(889,403)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Baa3)(e)	April 2032	90,346	(85,570)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3)(e)	March 2034	66,668	(57,760)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-Ba2)(e)	Feb. 2034	1,270	(1,213)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35 (Rating-C)(e)

	June 2035	$ 3,525,000	$ (3,353,333)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35 (Rating-Ca)(e)	August 2035	2,200,000	(2,056,384)
Receive monthly notional amount multiplied by 5.12% and pay Bank of America upon credit event of Structured Asset Securities Corp., par value of the notional amount of Structured Asset Securities Corp. Series 2005-AR1 Class M8, 7.32% 9/25/35 (Rating-C)(e)	Oct. 2036	3,000,000	(2,876,009)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36 (Rating-C)(e)	August 2036	2,200,000	(2,077,440)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3)(e)	Sept. 2010	3,700,000	(223,147)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa2)(e)	March 2013	6,500,000	(2,970,644)
		$ 130,287,176	$ (97,408,953)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $280,680,217 or 8.0% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $79,170,130.

(e) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(f) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$62,396,000 due 1/02/09 at 0.05%
Banc of America Securities LLC	$ 7,326,852
Bank of America, NA	13,427,653
Barclays Capital, Inc.	16,464,425
Goldman, Sachs & Co.	24,184,686
UBS Securities LLC	992,384
$ 62,396,000
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,733,404,837	$ -	$ 3,697,463,912	$ 35,940,925
Other Financial Instruments*	$ (97,976,878)	$ -	$ (67,224,751)	$ (30,752,127)
*Other financial instruments include Forward Commitments and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 19,268,933	$ (41,455,409)
Total Realized Gain (Loss)	243,373	-*
Total Unrealized Gain (Loss)	(15,356,878)	11,187,458
Cost of Purchases	-	-
Proceeds of Sales	(1,555,221)	-
Amortization/Accretion	58,402	-
Transfer in/out of Level 3	33,282,316	(484,176)
Ending Balance	$ 35,940,925	$ (30,752,127)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $12,774,586.

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $4,149,451,719. Net unrealized depreciation aggregated $416,046,882, of which $93,800,683 related to appreciated investment securities and $509,847,565 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Swap Agreements

The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $112,272,176 representing 3.21% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 2, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 2, 2009